Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
SEQUOIA FUND INC
Prospectus [Line Items]
Average Annual Return, Percent	20.79%	10.67%	8.02%
SEQUOIA FUND INC | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.43%	8.89%	5.53%
SEQUOIA FUND INC | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.28%	8.24%	5.69%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.51%	13.09%